Item 1. Schedule of Investments


 T. Rowe Price Tax-Free Short-Intermediate Fund
 (Unaudited) November 30, 2004
  PORTFOLIO OF INVESTMENTS (1)                       $ Par          Value
 (Amounts in 000s)

 ALABAMA  2.4%
 Alabama Federal Highway Fin. Auth., 5.00%, 3/1/08
 (MBIA Insured)                                        5,000         5,376

 Huntsville Solid Waste Disposal Auth.
 5.75%, 10/1/05 (MBIA Insured) #                       985           1,014

 Jefferson County Sewer, 5.50%, 2/1/40
 (Prerefunded 2/1/11+) (FGIC Insured)                  6,405         7,262

 Total Alabama (Cost  $13,196)                                       13,652

 ALASKA  0.7%
 Alaska HFC, Single Family, 5.35%, 12/1/07 #           1,580         1,595

 Alaska Student Loan Corp., 5.50%, 7/1/05
 (AMBAC Insured) #                                     2,500         2,545

 Total Alaska (Cost  $4,082)                                         4,140

 ARIZONA  3.3%
 Arizona School Fac. Board, 5.50%, 7/1/13              1,910         2,127

 Arizona Transportation Board, 5.00%, 7/1/10           3,290         3,603

 Maricopa County PCR, Arizona Public Service
 1.875%, 5/1/29 (Tender 3/1/05)                        2,500         2,493

 Salt River Agricultural Improvement & Power
 5.00%, 1/1/08                                         2,625         2,818

 5.00%, 1/1/09                                         5,000         5,424

 5.75%, 1/1/08                                         2,000         2,191

 Total Arizona (Cost  $18,285)                                       18,656

 CALIFORNIA  8.4%
 California, Economic Recovery
 5.00%, 7/1/23 (Tender 7/1/07)                         4,280         4,545

 5.25%, 1/1/11                                         4,500         4,975

 California, GO
 5.00%, 6/1/07                                         1,475         1,563

 5.00%, 2/1/08                                         3,590         3,841

 5.00%, 2/1/09                                         2,600         2,806

 5.00%, 2/1/11                                         2,500         2,718

 5.75%, 10/1/09                                        1,520         1,701

 California Dept. of Water Resources
 5.25%, 5/1/09 (MBIA Insured)                          5,475         6,033

 5.50%, 5/1/10                                         3,000         3,318

 5.50%, 5/1/11                                         675           752

 California Public Works Board
 Department Mental Health, 5.00%, 6/1/07               6,000         6,353

 Dept. of Corrections, 5.00%, 6/1/07                   3,000         3,177

 California Statewide CDA, Kaiser Permanente
 3.70%, 11/1/29 (Tender 6/1/05)                        2,000         2,012

 San Francisco City & County, GO, 5.00%, 6/15/06
 (MBIA Insured)                                        1,125         1,175

 Santa Clara Valley Transportation Auth.
 5.50%, 4/1/36 (Tender 10/2/06) (AMBAC Insured)        3,000         3,173

 Total California (Cost  $47,905)                                    48,142

 COLORADO  1.6%
 Colorado DOT, 5.75%, 6/15/07 (AMBAC Insured)          4,950         5,356

 Denver City & County Airport, 5.75%, 11/15/07
 (AMBAC Insured) #                                     3,320         3,592

 Total Colorado (Cost  $8,929)                                       8,948

 CONNECTICUT  0.9%
 Connecticut
 5.375%, 10/1/12 (FSA Insured)                         2,500         2,788

 GO, 5.25%, 6/15/09                                    1,800         1,979

 Mohegan Tribe Indians, 5.50%, 1/1/06                  450           460

 Total Connecticut (Cost  $5,102)                                    5,227

 DISTRICT OF COLUMBIA  3.6%
 District of Columbia, GO
 5.00%, 6/1/06 (AMBAC Insured)                         5,430         5,639

 5.00%, 6/1/07 (AMBAC Insured)                         5,000         5,302

 5.50%, 6/1/08 (FSA Insured)                           2,235         2,440

 Metropolitan Washington D.C. Airports Auth.
 5.50%, 10/1/05 #                                      2,000         2,051

 5.50%, 10/1/07 (FGIC Insured) #                       4,000         4,290

 5.50%, 10/1/12 (FGIC Insured) #                       965           1,058

 Total District of Columbia (Cost  $20,681)                          20,780

 FLORIDA  9.7%
 Broward County Airport Systems
 5.00%, 10/1/05 (FGIC Insured)                         2,630         2,692

 5.00%, 10/1/07 (FGIC Insured)                         1,900         2,029

 Broward County Port Fac., 5.375%, 9/1/10 (MBIA        3,000         3,228
Insured) #
 Broward County Resource Recovery, 5.00%, 12/1/05      4,650         4,774

 Broward County School Dist., GO, 5.00%, 2/15/06       2,500         2,583

 Collier County, 5.00%, 6/1/09 (AMBAC Insured)         2,000         2,179

 Fishhawk Community Dev. Dist., 5.125%, 11/1/09        1,500         1,519

 Florida Board of Ed.
 GO, Public Ed., 5.00%, 6/1/06                         1,000         1,040

 Lottery Revenue, 5.50%, 7/1/08 (FGIC Insured)         5,185         5,693

 Florida Dept. of Environmental Protection, 5.00%,
7/1/06
 (FGIC Insured)                                        3,000         3,128

 Florida Dept. of Natural Resources
 Documentary Stamp Tax

 5.00%, 7/1/12 (AMBAC Insured)                         4,000         4,275

 6.00%, 7/1/09 (AMBAC Insured)                         5,000         5,656

 Florida DOT, Florida Turnpike, 5.25%, 7/1/08 (FSA     3,000         3,268
 Insured)
 Hillsborough County Aviation Auth., Tampa Airport
 5.50%, 10/1/09 (MBIA Insured) #                       1,985         2,180

 Jacksonville Electric Auth., Johns River Power Park
 5.00%, 10/1/09 (AMBAC Insured)                        8,000         8,749

 Kissimmee Utility Auth., 5.25%, 10/1/09 (FSA Insured) 870           961

 Volusia County School Dist.
 5.00%, 8/1/06 (FGIC Insured)                          1,400         1,463

 Total Florida (Cost  $55,029)                                       55,417

 GEORGIA  2.3%
 Atlanta Airport Fac.
 5.25%, 1/1/11 (FSA Insured) #                         2,675         2,890

 6.50%, 1/1/06 (AMBAC Insured)                         500           522

 DeKalb Private Hosp. Auth., Egleston Childrens Hosp.
 VRDN (Currently 1.66%)                                1,000         1,000

 Georgia, GO, 7.20%, 3/1/05                            2,000         2,026

 Savannah Economic Dev. Auth., College of Art & Design
 6.90%, 10/1/29 (Prerefunded 10/1/09+)                 5,880         6,910

 Total Georgia (Cost  $13,435)                                       13,348

 HAWAII  1.2%
 Hawaii, GO, 5.25%, 9/1/09 (FSA Insured)               3,400         3,746

 Honolulu, 5.60%, 4/1/07 (Escrowed to Maturity)        2,995         3,218

 Total Hawaii (Cost  $6,987)                                         6,964

 ILLINOIS  3.4%
 Chicago, GO, Neighborhoods Alive, 5.00%, 1/1/09
 (MBIA Insured)                                        1,350         1,460

 Granite City-Madison County, Waste Management
 5.00%, 5/1/27 (Tender 5/1/05) #                       3,750         3,781

 Illinois
 5.00%, 6/15/07                                        3,500         3,718

 5.50%, 6/15/05                                        4,195         4,272

 GO
 5.25%, 4/1/06                                         3,000         3,115

 5.50%, 8/1/16 (MBIA Insured)                          1,650         1,835

 Southwestern Dev. Auth.
 Anderson Hosp.
 5.25%, 8/15/05                                        485           492

 5.25%, 8/15/06                                        510           525

 5.50%, 8/15/07                                        535           561

 Total Illinois (Cost  $19,642)                                      19,759

 KANSAS  1.7%
 Kansas DOT
 5.40%, 3/1/08                                         1,835         1,998

 5.40%, 3/1/08 (Escrowed to Maturity)                  3,015         3,280

 5.50%, 9/1/08                                         3,205         3,532

 5.50%, 9/1/08 (Escrowed to Maturity)                  795           876

 Total Kansas (Cost  $9,509)                                         9,686

 KENTUCKY  0.6%
 Kenton County Airport
 5.00%, 3/1/08 (MBIA Insured) #                        1,785         1,894

 5.00%, 3/1/09 (MBIA Insured) #                        1,250         1,334

 Total Kentucky (Cost  $3,229)                                       3,228

 LOUISIANA  1.8%
 Louisiana, GO
 5.50%, 4/15/05 (AMBAC Insured)                        3,000         3,039

 5.50%, 4/15/07 (AMBAC Insured)                        7,000         7,505

 Total Louisiana (Cost  $10,244)                                     10,544

 MARYLAND  7.4%
 Anne Arundel County, GO, 5.00%, 3/1/12                4,750         5,241

 Maryland, State & Local Fac., GO
 5.00%, 7/15/06                                        1,500         1,567

 5.25%, 7/15/06                                        8,000         8,388

 Maryland DOT
 5.50%, 9/1/06                                         1,265         1,336

 5.50%, 2/1/09                                         7,370         8,167

 Maryland Economic Dev. Corp., Maryland Aviation Admin.
 5.00%, 6/1/09 (FSA Insured) #                         3,250         3,500

 Northeast Maryland Waste Disposal Auth.
 IDRB, Baltimore Resco Retrofit, 4.75%, 1/1/12 #       1,000         1,018

 Solid Waste Revenue, 5.50%, 4/1/11 (AMBAC Insured) #  6,000         6,592

 Prince Georges County, GO, Consolidated Public
 Improvement, 5.00%, 10/1/07                           1,500         1,607

 Univ. of Maryland, Auxiliary Fac. & Tuition
 5.00%, 4/1/06                                         5,000         5,185

 Total Maryland (Cost  $41,832)                                      42,601

 MASSACHUSETTS  3.2%
 Massachusetts
 5.25%, 1/1/13 (Prerefunded 1/1/06+) (MBIA Insured)    3,290         3,431

 GO
 5.00%, 8/1/07                                         3,150         3,355

 5.25%, 8/1/15 (MBIA Insured)                          2,800         3,104

 Massachusetts Municipal Wholesale Electric, Power
 Supply, 5.00%, 7/1/07 (MBIA Insured)                  7,995         8,494

 Total Massachusetts (Cost  $18,661)                                 18,384

 MICHIGAN  1.9%
 Michigan, Comprehensive Transportation Fund, 5.25%,
 5/15/07 (FSA Insured)                                 1,240         1,324

 Michigan Building Auth.
 5.00%, 10/15/06 (MBIA Insured)                        1,000         1,049

 Michigan Public Power Agency
 Belle River, 5.25%, 1/1/08 (MBIA Insured)             5,130         5,540

 Wayne County Charter Airport, 5.25%, 12/1/11
 (MBIA Insured) #                                      3,000         3,209

 Total Michigan (Cost  $11,108)                                      11,122

 MINNESOTA  1.3%
 Minneapolis-St. Paul Metropolitan Airport Commission
 5.50%, 1/1/10 (FGIC Insured) #                        3,305         3,602

 Northwest Airlines, 6.50%, 4/1/25 (Tender 4/1/05) #   1,000         1,003

 Minnesota, GO, 5.25%, 8/1/09                          2,575         2,842

 Total Minnesota (Cost  $7,308)                                      7,447

 MISSOURI  0.1%
 Missouri Highway & Transportation Commission
 5.00%, 2/1/08                                         500           538

 Total Missouri (Cost  $539)                                         538

 NEBRASKA  0.8%
 Omaha Public Power Dist., 5.40%, 2/1/06               800           829

 Univ. of Nebraska Fac. Corp., 5.25%, 7/15/06          3,720         3,893

 Total Nebraska (Cost  $4,563)                                       4,722

 NEVADA  1.2%
 Clark County Airport
 5.00%, 7/1/06 (AMBAC Insured) #                       200           208

 5.00%, 7/1/07 (AMBAC Insured) #                       1,200         1,265

 Clark County IDRB, PCR, Southwest Gas
 5.80%, 3/1/38 (Tender 3/1/13) #                       2,300         2,457

 Reno, GO, Capital Improvement, 5.00%, 4/1/05
 (FGIC Insured)                                        2,825         2,853

 Total Nevada (Cost  $6,636)                                         6,783

 NEW JERSEY  2.8%
 New Jersey, GO, 5.25%, 3/1/08                         1,040         1,125

 New Jersey Economic Dev. Auth., Cigarette Tax
 5.00%, 6/15/08                                        2,500         2,666

 New Jersey Transit Corp.
 5.50%, 2/1/06 (AMBAC Insured)                         5,000         5,186

 New Jersey Transportation Trust Fund Auth.
 5.75%, 6/15/11 (Escrowed to Maturity)                 2,350         2,688

 6.00%, 6/15/07 (Escrowed to Maturity)                 4,000         4,359

 Total New Jersey (Cost  $15,407)                                    16,024

 NEW MEXICO  1.2%
 Bernalillo County
 5.75%, 4/1/26 (Prerefunded 4/1/06+)                   5,000         5,233

 New Mexico Ed. Assistance Foundation
 5.50%, 11/1/10 #                                      1,750         1,802

 Total New Mexico (Cost  $6,725)                                     7,035

 NEW YORK  8.8%
 Long Island Power Auth., 5.00%, 12/1/06               4,000         4,189

 Metropolitan Transportation Auth., 5.375%, 7/1/27
 (Prerefunded 7/1/09+)                                 5,000         5,553

 New York City, GO
 5.00%, 8/1/06                                         4,000         4,167

 5.00%, 8/1/07                                         5,000         5,306

 5.25%, 8/1/10                                         4,245         4,654

 5.25%, 8/1/11                                         1,200         1,319

 New York City Transitional Fin. Auth.
 Future Tax, 5.00%, 2/1/10                             4,850         5,274

 VRDN (Currently 1.69%)                                1,000         1,000

 New York State Thruway Auth., Highway & Bridge
 5.25%, 4/1/10 (MBIA Insured)                          5,000         5,523

 New York State Urban Dev. Corp., Corrections & Youth
Fac., 5.25%, 1/1/21 (Tender 1/1/09)                    5,000         5,406

 Tobacco Settlement Fin. Corp.
 5.00%, 6/1/06                                         5,210         5,427

 5.25%, 6/1/13                                         2,500         2,674

 Total New York (Cost  $50,127)                                      50,492

 NORTH CAROLINA  0.5%
 North Carolina Eastern Municipal Power Agency
 7.00%, 1/1/08                                         2,440         2,713

 Total North Carolina (Cost  $2,623)                                 2,713

 OHIO  3.7%
 Cuyahoga County, GO, 5.50%, 11/15/05                  1,400         1,445

 Ohio, 5.00%, 6/15/07                                  3,485         3,707

 Ohio Air Quality Dev. Auth., PCR, FirstEnergy
 5.80%, 6/1/16 (Tender 12/1/04)                        2,000         2,000

 Ohio Building Auth, Adult Correction Fac.
 5.00%, 10/1/10 (MBIA Insured)                         7,300         7,996

 Ohio Turnpike Commission, 5.50%, 2/15/26
 (Prerefunded 2/15/06+) (MBIA Insured)                 4,650         4,924

 Steubenville Hosp. Fac.
 Trinity Health, 5.55%, 10/1/05                        630           646

 5.60%, 10/1/06                                        730           769

 Total Ohio (Cost  $21,466)                                          21,487

 OKLAHOMA  0.5%
 Oklahoma Capital Improvement Auth.
 State Highway Capital Improvement
 5.00%, 6/1/10 (MBIA Insured)                          1,060         1,160

 Oklahoma Transportation Auth., Turnpike System,
 5.25%, 1/1/07 (AMBAC Insured)                         1,780         1,887

 Total Oklahoma (Cost  $3,024)                                       3,047

 PENNSYLVANIA  4.5%
 Pennsylvania, GO
 5.00%, 9/15/06                                        6,000         6,285

 5.00%, 2/1/07                                         5,250         5,546

 5.25%, 2/1/12 (MBIA Insured)                          5,300         5,912

 6.00%, 7/1/09                                         4,375         4,947

 Philadelphia Auth. for Ind. Dev.
 Philadelphia Airport, 5.25%, 7/1/08 (FGIC Insured) #  3,000         3,239

 Total Pennsylvania (Cost  $25,547)                                  25,929

 PUERTO RICO  3.0%
 Puerto Rico Commonwealth, GO, 5.00%, 7/1/28
 (MBIA Insured)                                        8,000         8,611

 Puerto Rico Electric Power Auth., 5.00%, 7/1/06       2,870         2,987

 Puerto Rico Public Fin. Corp., 5.25%, 8/1/29
 (Tender 2/1/12) (MBIA Insured)                        5,000         5,502

 Total Puerto Rico (Cost  $16,966)                                   17,100

 SOUTH CAROLINA  1.8%
 South Carolina, GO, 5.00%, 7/1/10                     3,525         3,872

 South Carolina Public Service Auth.
 5.00%, 1/1/09 (FSA Insured)                           4,000         4,336

 6.50%, 1/1/06 (FGIC Insured)                          1,800         1,881

 Total South Carolina (Cost  $10,038)                                10,089

 SOUTH DAKOTA  0.6%
 South Dakota HEFA, Sioux Valley Hosp.
 4.85%, 11/1/19 (Tender 5/1/06)                        3,110         3,204

 Total South Dakota (Cost  $3,241)                                   3,204

 TEXAS  8.4%
 Brazos River Auth. PCR, TXU Energy, 5.75%, 5/1/36
 (Tender 11/1/11) #                                    2,520         2,720

 Brazos River Harbor Navigation Dist. IDRB, Dow
 Chemical, 4.95%, 5/15/33 (Tender 5/15/07) #           1,500         1,553

 Dallas, GO, 4.00%, 2/15/06                            4,850         4,953

 Dallas-Fort Worth Int'l Airport Fac.
 5.625%, 11/1/12 (FGIC Insured) #                      5,000         5,487

 Fort Worth, GO
 5.00%, 3/1/05                                         1,000         1,008

 5.00%, 3/1/06                                         1,000         1,033

 Gulf Coast Waste Disposal Auth., Waste Management
 3.20%, 4/1/12 (Tender 5/1/06) #                       3,300         3,289

 Harris County Health Fac. Dev. Corp.
 St. Lukes Episcopal Hosp.
 5.50%, 2/15/11                                        2,140         2,338

 5.50%, 2/15/12                                        2,000         2,177

 Lower Colorado River Auth.
 6.00%, 5/15/07 (FSA Insured)                          5,000         5,424

 San Antonio
 5.00%, 8/1/10 (Escrowed to Maturity)                  105           115

 GO, 5.00%, 8/1/10                                     5,745         6,268

 San Antonio Electric & Gas, 5.00%, 2/1/07             1,535         1,620

 Texas, GO, TRAN, 3.00%, 8/31/05                       6,000         6,038

 Texas State Univ., 4.00%, 3/15/06 (FSA Insured)       2,790         2,851

 Tomball Hosp. Auth., 5.50%, 7/1/05                    1,300         1,314

 Total Texas (Cost  $46,974)                                         48,188

 VIRGINIA  3.4%
 Arlington County IDA
 Virginia Hosp. Center
 5.50%, 7/1/09                                         3,200         3,519

 5.50%, 7/1/12                                         3,760         4,144

 Charles City County IDA, IDRB, Waste Management
 4.875%, 2/1/09 #                                      750           779

 6.25%, 4/1/27 (Tender 4/1/12) #                       750           829

 Fairfax County, GO, 5.50%, 12/1/05                    2,100         2,172

 Virginia Beach, GO, Public Improvement
 5.25%, 3/1/09                                         1,870         2,051

 Virginia Port Auth., 5.50%, 7/1/07 #                  4,500         4,831

 Virginia Transportation Board
 U.S. Route 58 Corridor, 5.00%, 5/15/05                1,000         1,014

 Total Virginia (Cost  $18,659)                                      19,339

 WASHINGTON  0.6%
 King County, GO, 5.25%, 12/1/07                       3,195         3,444

 Total Washington (Cost  $3,242)                                     3,444

 WEST VIRGINIA  0.4%
 West Virginia Hosp. Fin. Auth.
 Charleston Medical Center
 5.90%, 9/1/06                                         225           237

 5.90%, 9/1/06 (Escrowed to Maturity)                  930           985

 6.50%, 9/1/05                                         160           164

 6.50%, 9/1/05 (Escrowed to Maturity)                  655           676

 Total West Virginia (Cost  $1,971)                                  2,062

 WISCONSIN  0.4%
 Wisconsin HEFA
 Froedtert & Community Health Obligation
 5.50%, 10/1/07                                        1,000         1,066

 5.50%, 10/1/08                                        1,250         1,349

 Total Wisconsin (Cost  $2,330)                                      2,415

 Total Investments in Securities
 98.1% of Net Assets (Cost  $555,242)                   $            562,656


 (1)       Denominated in U.S. dollars unless otherwise noted
 #         Interest subject to alternative minimum tax
 +         Used in determining portfolio maturity AMBAC
           AMBAC Assurance Corp.
 CDA       Community Development Administration
 DOT       Department of Transportation
 FGIC      Financial Guaranty Insurance Company
 FSA       Financial Security Assurance Inc.
 GO        General Obligation
 HEFA      Health & Educational Facility Authority
 HFC       Housing Finance Corp.
 IDA       Industrial Development Authority/Agency
 IDRB      Industrial Development Revenue Bond
 MBIA      MBIA Insurance Corp.
 PCR       Pollution Control Revenue
 TRAN      Tax Revenue Anticipation Note
 VRDN      Variable-Rate Demand Note

 The accompanying notes are an integral part of this Portfolio of Investments.



 T. Rowe Price Tax-Free Short-Intermediate Fund
 Unaudited
 November 30, 2004
 Notes To Portfolio of Investments


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Tax-Free Short-Intermediate Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide, consistent with modest price fluctuation, a high level of income exempt from federal income taxes by investing primarily in short- and intermediate-term investment-grade municipal securities.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions
Investment transactions are accounted for on the trade date.


NOTE 2 - FEDERAL INCOME TAXES
At November 30, 2004, the cost of investments for federal income tax purposes was $555,138,000. Net unrealized gain aggregated $7,518,000 at period-end, of which $8,926,000 related to appreciated investments and $1,408,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of November 30, 2004.





Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.



                                SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Free Short-Intermediate Fund, Inc.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     January 21, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     January 21, 2005



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     January 21, 2005